UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Utilities and High Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for Wells Fargo Utilities and High Income Fund.

Date of reporting period: May 31, 2017

ITEM 1. INVESTMENTS

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 56.49%
Energy : 1.24%
Oil, Gas & Consumable Fuels : 1.24%
Enagas SA	50,000	$1,486,472
SilverBow Resources Incorporated †	1,120	31,013
		1,517,485

Financials : 2.87%
Insurance : 2.87%
Poste Italiane SpA	500,000	3,516,084

Telecommunication Services : 3.82%
Diversified Telecommunication Services : 1.57%
Verizon Communications Incorporated	41,291	1,925,812

Wireless Telecommunication Services : 2.25%
Shenandoah Telecommunications Company	90,000	2,758,500

Utilities : 48.56%
Electric Utilities : 37.02%
Alliant Energy Corporation	8,000	331,760
American Electric Power Company Incorporated	70,000	5,024,600
Edison International	60,000	4,894,200
Endesa SA	180,000	4,491,937
Enel SpA	1,225,000	6,547,463
Entergy Corporation	1,000	79,060
Eversource Energy	80,000	4,965,600
Exelon Corporation	16,000	580,960
Great Plains Energy Incorporated	100,000	2,873,000
IDACORP Incorporated	25,000	2,182,500
NextEra Energy Incorporated	35,000	4,950,400
PNM Resources Incorporated	75,000	2,887,500
Red Electrica Corporacion SA	40,000	897,556
Spark Energy Incorporated Class A	22,069	967,726
Terna SpA	650,000	3,672,791
		45,347,053

Gas Utilities : 0.04%
Chesapeake Utilities Corporation	300	22,275
New Jersey Resources Corporation	400	16,760
South Jersey Industries Incorporated	400	14,564
		53,599

Independent Power & Renewable Electricity Producers : 0.29%
Vistra Energy Corporation	23,978	354,155

Multi-Utilities : 11.21%
CenterPoint Energy Incorporated	50,000	1,430,500
Dominion Resources Incorporated	300	24,231
Hera SpA	300,000	987,424
MDU Resources Group Incorporated	500	13,615
National Grid plc	458,332	6,433,919
Public Service Enterprise Group Incorporated	50,000	2,245,500
Sempra Energy	19,900	2,318,151
Veolia Environnement SA	12,501	275,102
		13,728,442

Total Common Stocks (Cost $49,661,447)		69,201,130

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Utilities and High Income Fund

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 27.41%
Consumer Discretionary : 5.41%
Auto Components : 0.53%
Allison Transmission Incorporated 144A	5.00%	10-1-2024	$350,000	358,313
Cooper Tire & Rubber Company (i)	7.63	3-15-2027	257,000	287,840
				646,153

Distributors : 0.08%
LKQ Corporation	4.75	5-15-2023	100,000	101,488

Diversified Consumer Services : 0.47%
Service Corporation International	7.50	4-1-2027	400,000	469,000
Service Corporation International	7.63	10-1-2018	25,000	26,813
Service Corporation International	8.00	11-15-2021	65,000	77,025
				572,838

Food Products : 0.02%
Pinnacle Foods Incorporated 144A	5.63	5-1-2024	25,000	25,875

Hotels, Restaurants & Leisure : 0.35%
Brinker International Incorporated 144A	5.00	10-1-2024	75,000	75,656
CCM Merger Incorporated 144A	6.00	3-15-2022	242,000	249,865
Speedway Motorsports Incorporated	5.13	2-1-2023	100,000	101,250
				426,771

Leisure Products : 0.05%
Vista Outdoor Incorporated	5.88	10-1-2023	65,000	65,731

Media : 3.01%
Altice US Finance I Corporation 144A	5.38	7-15-2023	200,000	208,750
Altice US Finance I Corporation 144A	5.50	5-15-2026	100,000	104,750
AMC Entertainment Holdings Incorporated 144A	5.88	11-15-2026	75,000	77,381
Cablevision Systems Corporation	8.63	9-15-2017	64,000	65,120
CBS Radio Incorporated 144A	7.25	11-1-2024	5,000	5,275
CCO Holdings LLC	5.13	2-15-2023	100,000	103,688
CCO Holdings LLC 144A	5.13	5-1-2023	135,000	142,004
CCO Holdings LLC 144A	5.13	5-1-2027	50,000	51,156
CCO Holdings LLC	5.25	9-30-2022	90,000	93,179
CCO Holdings LLC 144A	5.38	5-1-2025	335,000	354,681
CCO Holdings LLC 144A	5.50	5-1-2026	5,000	5,285
CCO Holdings LLC 144A	5.75	2-15-2026	275,000	294,594
CCO Holdings LLC 144A	5.88	4-1-2024	125,000	134,281
Cequel Communications Holdings I LLC 144A	7.75	7-15-2025	100,000	111,250
CSC Holdings LLC	7.88	2-15-2018	75,000	78,094
CSC Holdings LLC	8.63	2-15-2019	125,000	137,188
EMI Music Publishing 144A	7.63	6-15-2024	50,000	55,125
Gray Television Incorporated 144A	5.13	10-15-2024	100,000	100,000
Gray Television Incorporated 144A	5.88	7-15-2026	325,000	329,875
Lamar Media Corporation	5.88	2-1-2022	75,000	77,813
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	100,000	101,250
National CineMedia LLC	5.75	8-15-2026	100,000	97,000

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
National CineMedia LLC	6.00%	4-15-2022	$300,000	$304,875
Nexstar Broadcasting Group Incorporated 144A	5.63	8-1-2024	75,000	75,563
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	150,000	157,875
Outfront Media Capital Corporation	5.25	2-15-2022	15,000	15,600
Outfront Media Capital Corporation	5.63	2-15-2024	29,000	30,341
Outfront Media Capital Corporation	5.88	3-15-2025	65,000	68,250
Salem Media Group Incorporated 144A	6.75	6-1-2024	225,000	229,500
The E.W. Scripps Company 144A	5.13	5-15-2025	75,000	76,781
				3,686,524

Specialty Retail : 0.84%
Asbury Automotive Group Incorporated	6.00	12-15-2024	300,000	306,938
Group 1 Automotive Incorporated	5.00	6-1-2022	100,000	101,500
Group 1 Automotive Incorporated 144A	5.25	12-15-2023	70,000	70,875
Penske Auto Group Incorporated	5.38	12-1-2024	300,000	302,250
Penske Auto Group Incorporated	5.75	10-1-2022	99,000	102,465
Sonic Automotive Incorporated	5.00	5-15-2023	70,000	66,675
Sonic Automotive Incorporated 144A	6.13	3-15-2027	75,000	75,188
				1,025,891

Textiles, Apparel & Luxury Goods : 0.06%
Wolverine World Wide Company 144A	5.00	9-1-2026	75,000	73,875

Consumer Staples : 0.46%
Beverages : 0.09%
Cott Beverages Incorporated	5.38	7-1-2022	50,000	51,938
Cott Beverages Incorporated 144A	5.50	4-1-2025	50,000	51,188
				103,126

Food Products : 0.35%
B&G Foods Incorporated	4.63	6-1-2021	30,000	30,675
B&G Foods Incorporated	5.25	4-1-2025	75,000	77,625
Darling Ingredients Incorporated	5.38	1-15-2022	15,000	15,525
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	85,000	87,125
Post Holdings Incorporated 144A	5.00	8-15-2026	75,000	75,563
Post Holdings Incorporated 144A	5.50	3-1-2025	50,000	52,500
Post Holdings Incorporated 144A	5.75	3-1-2027	50,000	52,313
Prestige Brands Incorporated 144A	6.38	3-1-2024	10,000	10,575
US Foods Incorporated 144A	5.88	6-15-2024	30,000	31,338
				433,239

Household Products : 0.02%
Central Garden & Pet Company	6.13	11-15-2023	20,000	21,550

Energy : 6.88%
Energy Equipment & Services : 2.16%
Bristow Group Incorporated	6.25	10-15-2022	325,000	198,047
Era Group Incorporated	7.75	12-15-2022	215,000	198,875
Hilcorp Energy Company 144A	5.00	12-1-2024	150,000	142,125
Hilcorp Energy Company 144A	5.75	10-1-2025	175,000	171,063
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	350,000	210,438
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	150,000	82,500
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	235,000	132,775
NGPL PipeCo LLC 144A	7.12	12-15-2017	190,000	194,275
NGPL PipeCo LLC 144A	7.77	12-15-2037	725,000	860,938
NGPL PipeCo LLC 144A	9.63	6-1-2019	35,000	35,831
PHI Incorporated	5.25	3-15-2019	455,000	414,050
				2,640,917

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels : 4.72%
Archrock Partners LP	6.00%	10-1-2022	$0,000	$0,000
Continental Resources Incorporated	3.80	6-1-2024	75,000	70,080
Denbury Resources Incorporated	4.63	7-15-2023	300,000	200,250
Denbury Resources Incorporated	6.38	8-15-2021	160,000	122,200
Enable Midstream Partner LP	2.40	5-15-2019	275,000	273,870
Enable Midstream Partner LP	3.90	5-15-2024	150,000	149,006
Enable Midstream Partner LP	4.40	3-15-2027	50,000	50,651
Enable Midstream Partner LP	5.00	5-15-2044	25,000	23,787
Enable Oklahoma Intrastate Transmission LLC 144A	6.25	3-15-2020	50,000	53,959
EnLink Midstream LLC	4.15	6-1-2025	225,000	226,753
EnLink Midstream LLC	4.40	4-1-2024	250,000	258,079
Exterran Partners LP	6.00	4-1-2021	300,000	300,750
Gulfport Energy Corporation 144A	6.00	10-15-2024	75,000	73,500
Gulfport Energy Corporation 144A	6.38	5-15-2025	75,000	74,438
Gulfport Energy Corporation	6.63	5-1-2023	150,000	151,125
Kinder Morgan Incorporated	6.50	9-15-2020	45,000	50,331
Kinder Morgan Incorporated (i)	7.42	2-15-2037	90,000	101,853
Matador Resources Company	6.88	4-15-2023	25,000	26,250
Murphy Oil Corporation	4.70	12-1-2022	175,000	171,063
Murphy Oil Corporation	6.88	8-15-2024	50,000	52,375
Nabors Industries Incorporated 144A	5.50	1-15-2023	25,000	24,750
Overseas Shipholding Group Incorporated	8.13	3-30-2018	175,000	181,125
PDC Energy Incorporated 144A	6.13	9-15-2024	50,000	51,375
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	325,000	346,125
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	300,000	325,500
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	130,000	145,600
Rose Rock Midstream LP	5.63	7-15-2022	100,000	100,500
Rose Rock Midstream LP	5.63	11-15-2023	75,000	74,672
Sabine Oil & Gas Corporation (a)(i)(s)	7.25	6-15-2019	50,000	0
Sabine Oil & Gas Corporation (a)(i)(s)	7.50	9-15-2020	260,000	0
Sabine Pass Liquefaction LLC	5.63	2-1-2021	125,000	136,714
Sabine Pass Liquefaction LLC	5.63	4-15-2023	165,000	183,918
Sabine Pass Liquefaction LLC	5.63	3-1-2025	50,000	55,489
Sabine Pass Liquefaction LLC	5.75	5-15-2024	75,000	83,780
Sabine Pass Liquefaction LLC	5.88	6-30-2026	100,000	112,742
Sabine Pass Liquefaction LLC	6.25	3-15-2022	200,000	226,833
SemGroup Corporation 144A	6.38	3-15-2025	275,000	271,563
Southern Star Central Corporation 144A	5.13	7-15-2022	25,000	25,375
Southwestern Energy Company	4.10	3-15-2022	75,000	69,375
Southwestern Energy Company	6.70	1-23-2025	50,000	49,375
Summit Midstream Holdings LLC	5.75	4-15-2025	25,000	25,625
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	575,000	583,625
Tesoro Logistics LP	5.25	1-15-2025	50,000	52,875
Tesoro Logistics LP	6.13	10-15-2021	25,000	26,156
Tesoro Logistics LP	6.38	5-1-2024	25,000	27,188
Ultra Resources Incorporated 144A	6.88	4-15-2022	50,000	50,438
Ultra Resources Incorporated 144A	7.13	4-15-2025	50,000	50,188
Western Gas Partners LP	5.38	6-1-2021	25,000	27,082
				5,788,308

Financials : 2.67%
Banks : 0.03%
CIT Group Incorporated 144A	5.50	2-15-2019	34,000	35,870

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance : 1.22%
Ally Financial Incorporated	8.00%	12-31-2018	$75,000	$81,281
Ally Financial Incorporated	8.00	3-15-2020	203,000	231,319
FirstCash Incorporated 144A	5.38	6-1-2024	75,000	76,688
Navient Corporation	8.00	3-25-2020	175,000	193,375
Navient Corporation	8.45	6-15-2018	125,000	132,588
OneMain Financial Group LLC 144A	7.25	12-15-2021	300,000	314,730
Springleaf Finance Corporation	6.00	6-1-2020	100,000	104,125
Springleaf Finance Corporation	6.50	9-15-2017	50,000	50,625
Springleaf Finance Corporation	6.90	12-15-2017	243,000	249,075
Springleaf Finance Corporation	8.25	10-1-2023	50,000	55,125
				1,488,931

Diversified Financial Services : 0.98%
Infinity Acquisition LLC 144A(i)	7.25	8-1-2022	125,000	120,000
LPL Holdings Incorporated 144A	5.75	9-15-2025	775,000	800,188
NewStar Financial Incorporated	7.25	5-1-2020	200,000	205,000
Tempo Acquisition LLC 144A	6.75	6-1-2025	75,000	76,545
				1,201,733

Insurance : 0.44%
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	175,000	175,438
HUB International Limited 144A	7.88	10-1-2021	325,000	339,625
USIS Merger Sub Incorporated 144A	6.88	5-1-2025	25,000	25,313
				540,376

Health Care : 2.40%
Health Care Equipment & Supplies : 0.49%
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	50,000	51,250
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	25,000	26,375
Hologic Incorporated 144A	5.25	7-15-2022	90,000	94,500
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	200,000	213,000
Surgery Center Holdings Company 144A	8.88	4-15-2021	200,000	213,750
				598,875

Health Care Providers & Services : 1.65%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	20,000	21,350
Community Health Systems Incorporated	6.25	3-31-2023	75,000	77,494
DaVita HealthCare Partners Incorporated	5.00	5 -1-2025	35,000	34,781
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	170,000	176,163
HCA Incorporated	5.88	3-15-2022	25,000	27,750
HCA Incorporated	6.50	2-15-2020	325,000	357,094
HealthSouth Corporation	5.75	9-15-2025	75,000	78,000
Mednax Incorporated 144A	5.25	12-1-2023	50,000	50,750
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	150,000	160,305
MPT Operating Partnership LP	5.25	8-1-2026	100,000	105,000
MPT Operating Partnership LP	6.38	2-15-2022	125,000	129,219
MPT Operating Partnership LP	6.38	3-1-2024	10,000	10,900
Select Medical Corporation	6.38	6-1-2021	315,000	322,088
TeamHealth Incorporated 144A	6.38	2-1-2025	25,000	24,281
Tenet Healthcare Corporation	6.00	10-1-2020	75,000	80,344
Vizient Incorporated 144A	10.38	3-1-2024	325,000	374,563
				2,030,082

Health Care Technology : 0.17%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	200,000	205,500

Pharmaceuticals : 0.09%
Endo Finance LLC 144A	5.38	1-15-2023	50,000	45,375
Endo Finance LLC 144A	5.75	1-15-2022	65,000	62,319
				107,694

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 1.19%
Airlines : 0.09%
Aviation Capital Group Corporation 144A	6.75%	4-6-2021	$00,000	$14,440

Commercial Services & Supplies : 0.93%
Acco Brands Corporation 144A	5.25	12-15-2024	25,000	25,813
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	250,000	256,563
Aramark Services Incorporated	5.13	1-15-2024	60,000	63,300
Covanta Holding Corporation	5.88	3-1-2024	185,000	182,688
Covanta Holding Corporation	5.88	7-1-2025	75,000	73,125
Covanta Holding Corporation	6.38	10-1-2022	195,000	200,606
KAR Auction Services Incorporated 144A	5.13	6-1-2025	250,000	255,000
The ServiceMaster Company LLC 144A	5.13	11-15-2024	75,000	77,783
				1,134,878

Professional Services : 0.01%
Ascent Capital Group Incorporated	4.00	7-15-2020	25,000	19,281

Trading Companies & Distributors : 0.16%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	150,000	155,438
International Lease Finance Corporation 144A	7.13	9-1-2018	35,000	37,183
				192,621

Information Technology : 2.94%
Communications Equipment : 0.11%
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	25,000	25,000
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	100,000	106,270
				131,270

Electronic Equipment, Instruments & Components : 0.65%
Jabil Circuit Incorporated	8.25	3-15-2018	620,000	647,900
Zebra Technologies Corporation	7.25	10-15-2022	135,000	144,923
				792,823

Internet Software & Services : 0.30%
Infor Software Parent LLC	6.50	5-15-2022	50,000	52,063
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	75,000	77,438
Zayo Group LLC 144A	5.75	1-15-2027	100,000	105,489
Zayo Group LLC	6.38	5-15-2025	125,000	134,375
				369,365

IT Services : 0.57%
Cardtronics Incorporated	5.13	8-1-2022	125,000	126,875
Cardtronics Incorporated 144A	5.50	5-1-2025	100,000	102,500
First Data Corporation 144A	5.00	1-15-2024	75,000	77,719
First Data Corporation 144A	5.38	8-15-2023	25,000	26,250
First Data Corporation 144A	5.75	1-15-2024	95,000	100,463
First Data Corporation 144A	7.00	12-1-2023	75,000	80,813
Gartner Incorporated 144A	5.13	4-1-2025	175,000	182,875
				697,495

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Semiconductors & Semiconductor Equipment : 0.16%
Micron Technology Incorporated 144A	5.25%	8-1-2023	$25,000	$25,688
Micron Technology Incorporated 144A	5.25	1-15-2024	75,000	77,250
Micron Technology Incorporated	5.50	2-1-2025	29,000	30,251
Micron Technology Incorporated	5.88	2-15-2022	65,000	67,925
				201,114

Software : 0.12%
CDK Global Incorporated 144A	4.88	6-1-2027	20,000	20,213
CDK Global Incorporated	5.00	10-15-2024	50,000	51,842
SS&C Technologies Incorporated	5.88	7-15-2023	50,000	53,431
Symantec Corporation 144A	5.00	4-15-2025	25,000	25,938
				151,424

Technology Hardware, Storage & Peripherals : 1.03%
Diamond 1 Finance Corporation 144A	5.88	6-15-2021	250,000	264,219
Diamond 1 Finance Corporation 144A	7.13	6-15-2024	425,000	473,545
NCR Corporation	5.88	12-15-2021	15,000	15,638
NCR Corporation	6.38	12-15-2023	475,000	508,250
				1,261,652

Materials : 0.77%
Chemicals : 0.04%
Celanese US Holdings LLC	5.88	6-15-2021	20,000	22,528
Valvoline Incorporated 144A	5.50	7-15-2024	25,000	26,313
				48,841

Containers & Packaging : 0.73%
Ball Corporation	5.25	7-1-2025	15,000	16,298
Berry Plastics Corporation	5.13	7-15-2023	50,000	52,400
Berry Plastics Corporation	6.00	10-15-2022	65,000	69,306
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	155,000	179,800
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	50,000	50,500
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	50,000	54,625
Owens-Illinois Incorporated 144A	5.38	1-15-2025	50,000	53,125
Owens-Illinois Incorporated 144A	6.38	8-15-2025	275,000	303,875
Sealed Air Corporation 144A	5.13	12-1-2024	100,000	105,250
Silgan Holdings Incorporated	5.00	4-1-2020	14,000	14,206
				899,385

Real Estate : 2.01%
Equity REITs : 2.01%
CoreCivic Incorporated	5.00	10-15-2022	100,000	103,000
DuPont Fabros Technology Incorporated LP	5.63	6-15-2023	225,000	236,813
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	340,000	353,600
Equinix Incorporated	5.38	5-15-2027	25,000	26,305
Equinix Incorporated	5.75	1-1-2025	50,000	54,000
Equinix Incorporated	5.88	1-15-2026	100,000	108,719
ESH Hospitality Incorporated 144A	5.25	5-1-2025	325,000	332,098
Iron Mountain Incorporated 144A	4.38	6-1-2021	125,000	129,739
Iron Mountain Incorporated 144A	5.38	6-1-2026	100,000	104,250
Iron Mountain Incorporated 144A	6.00	10-1-2020	20,000	20,850
Iron Mountain Incorporated	6.00	8-15-2023	267,000	283,020
Sabra Health Care Incorporated	5.38	6-1-2023	75,000	77,813
Sabra Health Care Incorporated	5.50	2-1-2021	130,000	135,525
SBA Communications Corporation	4.88	7-15-2022	100,000	103,375

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
SBA Communications Corporation 144A	4.88%	9-1-2024	$50,000	$50,725
The Geo Group Incorporated	5.13	4-1-2023	45,000	45,225
The Geo Group Incorporated	5.88	1-15-2022	135,000	140,400
The Geo Group Incorporated	5.88	10-15-2024	100,000	103,000
The Geo Group Incorporated	6.00	4-15-2026	50,000	51,750
				2,460,207

Telecommunication Services : 1.46%
Diversified Telecommunication Services : 0.62%
Citizens Communications Company	7.88	1-15-2027	25,000	19,094
Frontier Communications Corporation	8.13	1 0-1-2018	60,000	63,450
GCI Incorporated	6.75	6-1-2021	125,000	128,750
Level 3 Financing Incorporated	5.13	5-1-2023	75,000	78,047
Level 3 Financing Incorporated	5.25	3-15-2026	50,000	51,985
Level 3 Financing Incorporated	5.38	8-15-2022	125,000	128,750
Level 3 Financing Incorporated	5.38	1-15-2024	50,000	52,407
Level 3 Financing Incorporated	5.38	5-1-2025	75,000	78,844
Level 3 Financing Incorporated	5.63	2-1-2023	65,000	67,844
Level 3 Financing Incorporated	6.13	1-15-2021	80,000	81,800
				750,971

Wireless Telecommunication Services : 0.84%
Sprint Capital Corporation	6.88	11-15-2028	425,000	471,219
Sprint Capital Corporation	8.75	3-15-2032	75,000	94,547
Sprint Communications Incorporated 144A	9.00	11-15-2018	25,000	27,438
T-Mobile USA Incorporated	4.00	4-15-2022	50,000	51,816
T-Mobile USA Incorporated	5.13	4-15-2025	25,000	26,065
T-Mobile USA Incorporated	5.38	4-15-2027	25,000	26,625
T-Mobile USA Incorporated	6.00	3-1-2023	25,000	26,593
T-Mobile USA Incorporated	6.13	1-15-2022	25,000	26,313
T-Mobile USA Incorporated	6.38	3-1-2025	145,000	157,144
T-Mobile USA Incorporated	6.50	1-15-2024	5,000	5,414
T-Mobile USA Incorporated	6.63	4-1-2023	35,000	37,265
T-Mobile USA Incorporated	6.84	4-28-2023	75,000	80,250
				1,030,689

Utilities : 1.22%
Gas Utilities : 0.06%
AmeriGas Partners LP	5.75	5-20-2027	75,000	75,750

Independent Power & Renewable Electricity Producers : 1.16%
Calpine Corporation 144A	6.00	1-15-2022	40,000	41,650
NSG Holdings LLC 144A	7.75	12-15-2025	386,264	415,234
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	350,000	365,750
TerraForm Power Operating LLC 144A	6.38	2-1-2023	425,000	439,875
TerraForm Power Operating LLC 144A	6.63	6-15-2025	150,000	158,250
				1,420,759

Total Corporate Bonds and Notes (Cost $32,146,958)				33,574,312

Loans : 1.27%
Consumer Discretionary : 0.54%
Auto Components : 0.16%
Federal-Mogul Corporation ±	4.77	4-15-2021	199,487	200,058

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Hotels, Restaurants & Leisure : 0.38%
CCM Merger Incorporated ±	3.83%	8-8-2021	$58,722	$59,037
Montreign Operating Company ±<	9.29	12-7-2022	400,000	405,500
				464,537

Energy : 0.14%
Energy Equipment & Services : 0.03%
Hummel Station LLC ±	7.04	10-27-2022	42,991	38,906

Oil, Gas & Consumable Fuels : 0.11%
Chesapeake Energy Corporation ±	8.69	8-23-2021	50,000	53,875
Ultra Resources Incorporated ±	4.00	3-23-2024	75,000	74,766
				128,641

Financials : 0.04%
Diversified Financial Services : 0.04%
American Beacon Advisors Incorporated ±	9.92	3-3-2023	50,000	50,000

Health Care : 0.02%
Health Care Providers & Services : 0.02%
Press Ganey Holdings Incorporated ±	8.29	10-21-2024	25,000	25,516

Industrials : 0.11%
Commercial Services & Supplies : 0.11%
Advantage Sales & Marketing LLC ±	7.54	7-25-2022	91,664	89,602
WASH Multifamily Laundry Systems LLC ±	4.29	5-14-2022	4,393	4,387
WASH Multifamily Laundry Systems LLC ±	4.30	5-14-2022	25,082	25,051
WASH Multifamily Laundry Systems LLC ±	8.04	5-12-2023	1,490	1,476
WASH Multifamily Laundry Systems LLC ±(i)	8.04	5-14-2023	8,510	8,424
				128,940

Information Technology : 0.33%
Internet Software & Services : 0.33%
Ancestry.com Incorporated ±	4.25	10-19-2023	222,750	224,588
Ancestry.com Incorporated ±	9.26	10-19-2024	175,000	179,230
				403,818

Real Estate : 0.05%
Real Estate Management & Development : 0.05%
Capital Automotive LP ±	7.03	3-24-2025	65,000	66,300

Utilities : 0.04%
Independent Power & Renewable Electricity Producers : 0.04%
Vistra Energy Corporation ±	4.26	12-14-2023	49,875	49,894

Total Loans (Cost $1,532,409)				1,556,610

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Dividend yield		Shares	Value
Preferred Stocks : 15.34%
Utilities : 15.34%
Electric Utilities : 11.75%
Alabama Power Company	6.45%		58,203	$1,511,462
Alabama Power Company	6.50		74,762	1,962,503
Entergy Louisiana LLC	4.88		50,000	1,183,000
Georgia Power Company	6.50		44,043	4,497,231
Gulf Power Company	6.45		30,000	3,067,665
NSTAR Electric Company	4.78		8,830	893,210
The Connecticut Light & Power Company	5.28		12,000	628,500
The Connecticut Light & Power Company	6.56		12,000	648,750
				14,392,321

Multi-Utilities : 3.59%
Dominion Resources Incorporated	5.25		20,000	494,000
Just Energy Group Incorporated ±	1.25		150,000	3,907,500
				4,401,500

Total Preferred Stocks (Cost $18,661,816)				18,793,821

		Expiration date
Rights : 0.02%
Utilities : 0.02%
Independent Power & Renewable Electricity Producers : 0.02%
Vistra Energy Corporation †(i)		10-10-2024	23,978	23,978

Total Rights (Cost $26,376)				23,978

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 2.77%
Energy : 0.79%
Energy Equipment & Services : 0.18%
Ensco plc	5.75	10-1-2044	$305,000	216,117

Oil, Gas & Consumable Fuels : 0.61%
Baytex Energy Corporation 144A	5.13	6-1-2021	175,000	164,063
Baytex Energy Corporation 144A	5.63	6-1-2024	75,000	68,438
Griffin Coal Mining Company Limited 144A(a)(i)(s)	9.50	12-1-2016	93,118	372
Teekay Corporation	8.50	1-15-2020	535,000	518,950
				751,823

Financials : 0.11%
Banks : 0.11%
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	100,000	102,000
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	30,000	31,050
				133,050

Health Care : 0.77%
Pharmaceuticals : 0.77%
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	50,000	42,969
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	180,000	146,588
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	585,000	466,538

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International Incorporated 144A		6.38%	10-15-2020	$100,000	$93,625
Valeant Pharmaceuticals International Incorporated 144A		6.50	3-15-2022	25,000	26,245
Valeant Pharmaceuticals International Incorporated 144A		6.75	8-15-2021	25,000	22,500
Valeant Pharmaceuticals International Incorporated 144A		7.00	3-15-2024	50,000	52,875
Valeant Pharmaceuticals International Incorporated 144A		7.50	7-15-2021	94,000	87,068
					938,408

Industrials : 0.39%
Building Products : 0.01%
Allegion plc		5.88	9-15-2023	15,000	16,200

Commercial Services & Supplies : 0.36%
GFL Environmental Incorporated 144A		5.63	5-1-2022	50,000	50,375
GFL Environmental Incorporated 144A		9.88	2-1-2021	50,000	54,375
Ritchie Brothers Auctioneers Incorporated 144A		5.38	1-15-2025	325,000	337,188
					441,938

Machinery : 0.02%
Sensata Technologies BV 144A		5.00	10-1-2025	20,000	20,762

Materials : 0.07%
Containers & Packaging : 0.05%
Ardagh Packaging Finance plc 144A		7.25	5-15-2024	50,000	54,563

Metals & Mining : 0.02%
Novelis Corporation 144A		6.25	8-15-2024	25,000	26,340

Telecommunication Services : 0.64%
Diversified Telecommunication Services : 0.64%
Intelsat Jackson Holdings SA		5.50	8-1-2023	545,000	449,625
Intelsat Jackson Holdings SA		7.25	4-1-2019	75,000	71,625
Intelsat Luxembourg SA		7.75	6-1-2021	200,000	111,500
Intelsat Luxembourg SA		8.13	6-1-2023	250,000	131,719
Virgin Media Finance plc 144A		6.38	4-15-2023	25,000	26,219
					790,688

Total Yankee Corporate Bonds and Notes (Cost $3,695,878)					3,389,889

		Yield		Shares
Short-Term Investments : 12.83%
Investment Companies : 12.83%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.71		15,722,048	15,722,048

Total Short-Term Investments (Cost $15,722,048)					15,722,048

Total investments in securities (Cost $121,446,932)*	116.13%				142,261,788
Other assets and liabilities, net	(16.13)				(19,756,435)

Total net assets	100.00%				$122,505,353

Portfolio of investments — May 31, 2017 (unaudited)	Wells Fargo Utilities and High Income Fund

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for unfunded loans.
*	Cost for federal income tax purposes is $121,710,704 and unrealized gains (losses) consists of:

Gross unrealized gains	$23,237,357
Gross unrealized losses	(2,686,273)

Net unrealized gains	$20,551,084

Abbreviations:
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

Wells Fargo Utilities and High Income Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2017, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of May 31, 2017, the Fund had unfunded loan commitments of $101,438.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Energy	$1,486,472	$31,013	$0	$1,517,485
Financials	3,516,084	0	0	3,516,084
Telecommunication services	4,684,312	0	0	4,684,312
Utilities	59,483,249	0	0	59,483,249
Corporate bonds and notes	0	33,574,312	0	33,574,312
Loans	0	997,350	559,260	1,556,610
Preferred stocks
Utilities	10,081,731	8,712,090	0	18,793,821
Rights
Utilities	0	23,978	0	23,978
Yankee corporate bonds and notes	0	3,389,517	372	3,389,889
Short-term investments
Investment companies	15,722,048	0	0	15,722,048

Total assets	$94,973,896	$46,728,260	$559,632	$142,261,788

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Utilities and High Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Utilities and High Income Fund

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	July 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Utilities and High Income Fund

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	July 26, 2017

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	July 26, 2017